Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Investments in Equity Accounted Investees
8.
Investments in Equity Accounted Investees
(a)
Associates as of December 31, 2021 and 2022 are as follows:

(In millions of won)
					2021			2022
Associates	Location	Fiscal year end	Date of incorporation	Business	Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture glass for display	40%	₩	48,398	40%	₩	42,784
WooRee E&L Co., Ltd.	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	13%		11,947	13%		13,576
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15%		27,337	15%		28,976
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell glass for display	15%		20,708	14%		20,133
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%		—	10%		—
Cynora GmbH	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	11%		—	11%		—

(In millions of won)
					2021			2022
Associates	Location	Fiscal year end	Date of incorporation	Business	Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Material Science Co., Ltd.(*1)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	10%	₩	3,679	10%	₩	3,650
Nanosys Inc.(*2)	Milpitas, U.S.A.	December 31	July 2001	Develop, manufacture, and sell materials for display	4%		14,650	—		—
						₩	126,719		₩	109,119

(*1) During 2022, the Controlling Company recognized a reversal of impairment loss of ~~W~~613 million as finance income for the difference between the carrying amount and the recoverable amount of investments in Material Science Co., Ltd.

(*2) During 2022, Nanosys Inc. was reclassified into the financial asset at fair value through profit or loss as the Group losses its right to appoint members of the board of directors due to the changes in contractual arrangement.

Although the Controlling Company’s respective share interests in WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc., Cynora GmbH and Material Science Co., Ltd. are below 20%, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.

As of December 31, 2022, the market value of the Group’s share in WooRee E&L Co., Ltd., YAS Co., Ltd., and AVATEC Co., Ltd., all of which are listed in KOSDAQ, are ~~W~~6,868 million, ~~W~~15,680 million and ~~W~~30,000 million, respectively.

Dividends income recognized from equity method investees for the years ended December 31, 2020, 2021 and 2022 amounted to ~~W~~8,239 million, ~~W~~4,068 million and ~~W~~4,461 million, respectively.

8.
Investments in Equity Accounted Investees. Continued
(b)
Summary of financial information of Paju Electric Glass Co., Ltd., a significant associate of the Group, as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 is as follows:

(In millions of won)	December 31, 2021		December 31, 2022
Total assets	₩	227,616	136,784
Current assets		175,730	98,490
Non-current assets		51,886	38,294
Total liabilities		105,023	29,118
Current liabilities		93,561	28,332
Non-current liabilities		11,462	786

(In millions of won)	2020		2021	2022
Revenue	₩	307,756	425,516	319,264
Profit for the year		9,615	13,364	6,192
Other comprehensive income (loss)		(409)	(1,258)	(10,216)
Total comprehensive income		9,206	12,106	(4,024)

(c)
Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2021 and 2022 is as follows:
(i)
As of December 31, 2021

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	₩	122,593	40%	49,037	—	(639)	—	48,398

(ii)
As of December 31, 2022

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	₩	107,666	40%	43,066	—	(282)	—	42,784

(d)
Book value of other associates, in aggregate, as of December 31, 2021 and 2022 is as follows:
(i)
As of December 31, 2021

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit for the year	Other comprehensive income	Total comprehensive income
Other associates	₩	78,321	2,473	6,867	9,340

(ii)
As of December 31, 2022

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit for the year	Other comprehensive loss	Total comprehensive loss
Other associates	₩	66,335	2,724	(7,516)	(4,792)

8.
Investments in Equity Accounted Investees. Continued
(e)
Changes in investments in associates accounted for using the equity method for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)
		2021
Company		January 1		Dividends received	Equity income on investments	Other comprehensive income (loss)	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	₩	47,262	(3,668)	5,307	(503)	—	48,398
	Others		67,289	(400)	2,473	6,867	2,092	78,321
		₩	114,551	(4,068)	7,780	6,364	2,092	126,719

(In millions of won)
		2022
Company		January 1		Reclassification(*)	Dividends received	Equity income on investments	Other comprehensive loss	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	₩	48,398	—	(4,361)	2,834	(4,087)	—	42,784
	Others		78,321	(10,620)	(100)	2,724	(7,516)	3,526	66,335
		₩	126,719	(10,620)	(4,461)	5,558	(11,603)	3,526	109,119

(*) During 2022, it was reclassified into the financial asset at fair value through profit or loss as the Group losses its right to appoint members of the board of directors due to the changes in contractual arrangement.